Average Annual Total Returns - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeBondFund-ClassAIZ-PRO - Fidelity Conservative Income Bond Fund	Oct. 30, 2024
LB151
Average Annual Return:
Past 1 year	5.15%
Past 5 years	1.95%
Past 10 years	1.32%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%